Share-based compensation - Summary of Stock Option Activity and Related Information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, end of year	3,662,575
Number of Options Exercisable, end of year	1,980,876
Weighted Average Exercise Price, Outstanding, end of year	CAD 4.60
Weighted Average Exercise Price, Exercisable, end of year	CAD 6.50
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, beginning of year	7,612,625	10,595,728
Number of Options, Granted		3,557,250
Number of Options, Exercised	(1,577,225)	(600,775)
Number of Options, Forfeited	(2,372,825)	(5,939,578)
Number of Options Outstanding, end of year	3,662,575	7,612,625
Number of Options Exercisable, end of year	1,980,876	2,804,426
Weighted Average Exercise Price Outstanding, beginning of year	CAD 6.01	CAD 10.21
Weighted Average Exercise Price, Granted		1.20
Weighted Average Exercise Price, Exercised	1.44	1.53
Weighted Average Exercise Price, Forfeited	11.22	11.08
Weighted Average Exercise Price, Outstanding, end of year	4.60	6.01
Weighted Average Exercise Price, Exercisable, end of year	CAD 6.50	CAD 11.10